UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one):     [  ] is a restatement

                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Warburg Pincus LLC
Address:  450 Lexington Avenue
          New York, NY 10017-3147

Form 13F File Number:  28-14208

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Arenare, Esq.
Title:     Managing Director and General Counsel
Phone:     (212) 878-0600


Signature, Place, and Date of Signing:

/s/ Scott A. Arenare     New York, NY     May 13, 2011
--------------------     ------------     ------------

     [Signature]        [City, State]       [Date]

Report type (Check only one.):

[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this report manager are reported in this report.)

[ ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     $7,603,030
                                           (thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number           Name

          1          28-______________              Warburg Pincus & Co.


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*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.



NAME OF                    TITLE OF              VALUE       SHRS OR    SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
ISSUER                     CLASS      CUSIP     (X$1000)     PRN AMT    PRN  CALL  DISCRETION    MANAGERS  SOLE   SHARED     NONE
-------------------------  ---------  ---------  ---------  ----------  ---  ----  ------------  --------  ----  ----------  ----

ALLOS THERAPEUTICS INC.    COM        019777101  82,553     26,124,430  SH         SHARED-OTHER  1               26,124,430

BRIDGEPOINT ED. INC.       COM        10807M105  591,476    34,589,220  SH         SHARED-OTHER  1               34,589,220

BUILDERS FIRSTSOURCE INC.  COM        12008R107  69,431     24,447,425  SH         SHARED-OTHER  1               24,447,425

CHINA BIOLOGIC PRODS.
INC.                       COM        16938C106  76,927     4,820,000   SH         SHARED-OTHER  1               4,820,000

FIDELITY NATL.
INFORMATION SV.            COM        31620M106  1,339,727  40,982,773  SH         SHARED-OTHER  1               40,982,773

INSPIRE PHARM. INC.        COM        457733103  90,714     22,907,488  SH         SHARED-OTHER  1               22,907,488

INTERMUNE INC.             COM        45884X103  447,607    9,485,209   SH         SHARED-OTHER  1               9,485,209

MBIA INC.                  COM        55262C100  463,439    46,159,252  SH         SHARED-OTHER  1               46,159,252

NATIONAL PENN
BANCSHARES INC.            COM        637138108  191,901    24,793,389  SH         SHARED-OTHER  1               24,793,389

NUANCE COMM. INC.          COM        67020Y100  1,279,216  65,433,052  SH         SHARED-OTHER  1               65,433,052

POLYPORE INTL. INC.        COM        73179V103  351,656    6,107,257   SH         SHARED-OTHER  1               6,107,257


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

PRIMERICA INC.             COM        74164M108  418,681    16,412,440  SH         SHARED-OTHER  1               16,412,440

RDA MICRO-
ELECTRONICS INC.           SPONS ADR  749394102  340,399    23,770,894  SH         SHARED-OTHER  1               23,770,894

7 DAYS GROUP
HOLDINGS LIMITED           ADR        81783J101  162,296    8,002,773   SH         SHARED-OTHER  1               8,002,773

STERLING FINL.
CORP. WASH.                COM NEW    859319303  216,881    12,948,107  SH         SHARED-OTHER  1               12,948,107

SYNUTRA INTL. INC.         COM        87164C102  46,000     4,000,000   SH         SHARED-OTHER  1               4,000,000

TARGA RES. CORP            COM        87612G101  503,353    13,889,431  SH         SHARED-OTHER  1               13,889,431

TORNIER N.V.               SHS        N87237108  342,098    18,491,809  SH         SHARED-OTHER  1               18,491,809

VRINGO INC.                COM        92911N104  1,428      840,116     SH         SHARED-OTHER  1               840,116

WEBSTER FINL. CORP. CONN.  COM        947890109  303,876    14,179,920  SH         SHARED-OTHER  1               14,179,920

WNS HOLDINGS LTD.          SPONS ADR  92932M101  225,418    21,366,664  SH         SHARED-OTHER  1               21,366,664

XUEDA ED. GROUP            SPONS ADR  98418W109  57,953     6,062,000   SH         SHARED-OTHER  1               6,062,000


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